Tangible Fixed Assets and Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2020
Tangible Fixed Assets and Vessels Under Construction
Schedule of movements in tangible fixed assets and vessels under construction

		Office
		property	Total
		and other	tangible fixed	Vessels under
	Vessels	tangible assets	assets	construction
Cost
As of January 1, 2020	5,314,348	25,164	5,339,512	203,323
Additions	18,557	7,856	26,413	349,431
Transfer from vessels under construction	376,785	—	376,785	(376,785)
Disposals	—	(3,029)	(3,029)	—
Fully amortized dry-docking component	(7,742)	—	(7,742)	—
As of June 30, 2020	5,701,948	29,991	5,731,939	175,969

Accumulated depreciation
As of January 1, 2020	907,192	5,255	912,447	—
Depreciation expense	79,350	395	79,745	—
Impairment loss on vessels	22,454	—	22,454	—
Fully amortized dry-docking component	(7,742)	—	(7,742)	—
As of June 30, 2020	1,001,254	5,650	1,006,904	—

Net book value
As of December 31, 2019	4,407,156	19,909	4,427,065	203,323
As of June 30, 2020	4,700,694	24,341	4,725,035	175,969

Schedule of new buildings on order at Samsung

	Date of	Estimated	Cargo Capacity
LNG Carrier	agreement	delivery	(cbm)
GasLog Westminster	May 2018	Q3 2020(1)	180,000
Hull No. 2300	August 2018	Q4 2020	174,000
Hull No. 2301	August 2018	Q1 2021	174,000
Hull No. 2311	December 2018	Q2 2021	180,000
Hull No. 2312	December 2018	Q3 2021	180,000

Schedule of vessels under construction

	December 31, 2019	June 30, 2020
Progress shipyard installments	197,637	171,347
Onsite supervision costs	3,879	2,876
Critical spare parts, equipment and other vessel delivery expenses	1,807	1,746
Total	203,323	175,969